Financial Instruments and Related Risk Management (Summary of Significant Foreign Currency Derivatives) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / R$ $ / $ $ / $ $ / $ R$ / $ $ / $	Dec. 31, 2024 USD ($) $ / R$ $ / $ $ / $ R$ / $ $ / $ $ / $
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate | $ / $	1.69
Bonds Issued Undiscounted Cash Flows	$ 15,477
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	854
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 505	$ 604
Average Contract Rate | $ / $	1.37	1.4382
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 538
Average Contract Rate | $ / $	1.38	1.3828
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 139	$ 89
Average Contract Rate | $ / $	1.52	1.5341
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 60	$ 233
Average Contract Rate | R$ / $	5.61	5.5383
Forwards Usd Brl [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 47
Forwards Usd Brl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 50
Average Contract Rate | $ / R$	6.1	5.747
Forwards Usd Audl [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 7
Forwards Usd Audl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 5
Average Contract Rate | $ / $	1.51	1.6081
Forwards Nzd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 1	$ 0
Average Contract Rate | $ / $		0